Short-term loans and current portion of long-term debt (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Total	¥ 1,571,836	¥ 7,455,753	$ 215,341
Unsecured bank loans [Member]
Debt Instrument [Line Items]
Maturity Date	Within 12 months	Within 12 months
Amount of unsecured bank loans	¥ 1,571,179	¥ 1,401,986
Unsecured bank loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest Rate Range	2.70%	3.26%	2.70%
Unsecured bank loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest Rate Range	2.30%	3.00%	2.30%
April 2026 Notes (Note 14)
Debt Instrument [Line Items]
Interest Rate Range		1.375%
Maturity Date		Within 12 months
Amount of long-term debt		¥ 3,017,339
December 2026 Notes (Note 14)
Debt Instrument [Line Items]
Interest Rate Range		0.50%
Maturity Date		Within 12 months
Amount of long-term debt		¥ 3,036,428
2027 Notes (Note 14) [Member]
Debt Instrument [Line Items]
Interest Rate Range	1.25%		1.25%
Maturity Date	Within 12 months
Amount of long-term debt	¥ 657